Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-Term Debt1 [Abstract]
Disclosure of debt instruments

	2017	2016
	$	$
Convertible senior subordinated notes:
Principal amount	258,750	258,750
Fair value adjustment	18,900	4,043
	277,650	262,793
Revolving credit facility:
Principal amount	350,000	200,000
Less: unamortized transaction costs	(5,851)	(3,047)
	344,149	196,953
Equipment loans/finance lease obligations:
Fekola equipment loan facility (net of unamortized transaction costs)	50,569	—
Otjikoto equipment loan facility (net of unamortized transaction costs)	20,750	24,134
Masbate equipment loan facility (net of unamortized transaction costs)	7,719	—
Nicaraguan equipment loans	1,344	2,900
	80,382	27,034
	702,181	486,780
Less: current portion	(302,630)	(13,935)
	399,551	472,845

Disclosure Of Long-Term Debt Maturities
The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2017:

	2018	2019	2020	2021	2022	Total
	$	$	$	$	$	$

Convertible senior subordinated notes:
Principal	258,750	—	—	—	—	258,750
Interest	8,409	—	—	—	—	8,409

Revolving credit facility:
Principal	—	—	—	350,000	—	350,000
Interest & commitment fees (estimated)	22,836	17,117	17,117	8,892	—	65,962

Fekola equipment loan facility:
Principal	11,857	11,857	11,857	11,857	5,076	52,504
Interest (estimated)	2,483	1,870	1,261	644	114	6,372

Otjikoto equipment loan facility:
Principal	10,319	4,869	3,453	1,958	647	21,246
Interest (estimated)	795	428	234	84	12	1,553

Masbate equipment loan facility:
Principal	1,749	1,749	1,749	1,749	1,311	8,307
Interest (estimated)	400	309	218	126	34	1,087

Nicaraguan equipment loans:
Principal	1,056	247	41	—	—	1,344
Interest (estimated)	37	8	—	—	—	45
	318,691	38,454	35,930	375,310	7,194	775,579